UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03609
                                   -----------------------------------

                                 Tep Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               40 West 57th Street, 19th Floor, New York, NY 10019
          ------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                       c/o Tocqueville Asset Management LP
               40 West 57th Street, 19th Floor, New York, NY 10019
          ------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-698-0835
                                                    ------------------

Date of fiscal year end: 11/30/2004
                         ----------------------

Date of reporting period: 11/30/2004
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

                                 Tep Fund, Inc.
                                  Annual Report
                                November 30, 2004

                                 TEP FUND, INC.

                                    Is Moving

                           Beginning December 6, 2004

Our address changed - the telephone and fax numbers did not change

Address:    Tep Fund, Inc.
            C/o Tocqueville
            40 West 57th Street - 19th Floor
            New York, N.Y. 10019

Telephone:  Stephen Tabb, President - Direct Line (212) 698-0835
            General Line - (212) 698-0800

Fax:        (212) 245-3057

                         Tep Fund Inc, Privacy Statement

Privacy Policy

The following describes how Tep Fund, Inc. handles your personal information, and what steps we take to protect your privacy. We do not use your personal information for marketing purposes. We keep it strictly confidential. The only outside party who receives your personal information is the Registrar & Transfer Corp., our transfer agent. They require this information in order to maintain our registry of ownership, pay dividends, and any other stockholders mailing. A copy of their privacy agreement is attached. The personal information we have about you is as follows- name, address, social security number, number of Tep Fund, Inc. shares owned and certificate numbers. The information is obtained by Registrar & Transfer Co., when your stock is registered.

Sharing Information

In the course of conducting business, we may disclose some or all of the previously described information about you to other businesses including non-affiliated third parties, as allowed by law, for the purpose of:

      o     Providing customer service or account maintenance:

      o In response to a subpoena, to prevent fraud, or to comply with an inquiry by a government agency or regulator.

      o We restrict access to your information to persons who send our reports and dividends to you.

      o Complying with the provisions of the USA Patriot Act in verifying the identity of clients.

                REGISTRAR AND TRANSFER COMPANY PRIVACY AGREEMENT

Registrar and Transfer Company (R&T) acknowledges that all information and documents disclosed by its clients to R&T or which come to R&T's attention during the course of its performance of services as transfer agent for the clients constitute valuable assets of and are proprietary to the client. R&T also acknowledges that clients have a responsibility to their shareholders to keep the shareholder records and related information confidential and proprietary.

Therefore, R&T agrees not to disclose to any person, firm or corporation information of any kind, nature or description information received under the transfer agency agreement unless otherwise ordered by an appropriate regulatory agency or under court order.

This provision shall survive termination of the Transfer Agency Agreement.

                                  Tep Fund Inc.
                  40 West 57 Street - 19th Floor @ Tocqueville
                              New York, N.Y. 10019
                                  212-698-0835

                                                                January 31, 2005

To Our Shareholders,

      This letter accompanies Tep Fund Inc.'s November 30, 2004 report to shareholders.

      Dividends paid for the year ending November 30, 2004 were $0.72. This was a decrease of $0.13 from the $0.85 of the previous year. The decrease was caused primarily by a 12% drop in interest income. Calls and redemptions of bonds carrying higher interest rates continued, and when re-invested it was at a substantially lower yield. At this time we expect interest income to decline again in 2005 but at a reduced rate. Other factors causing the drop in net income were the almost three percent increase in expenses (due to higher accounting fees), and the decrease in realized capital gains from $21,950 to $7,942.

      As stated in our midyear letter our former CPA firm resigned because under the new Sarbanes-Oxley Act they did not have sufficient partners to provide for the required rotation of partners. That was the sole reason for their resignation. Tep Fund, Inc. then engaged J.H. Cohn LLP as auditors. In December 2004, the firm engaged a new law firm.

      The net asset value per share decreased from $19.66 at November 30, 2003 to $19.33 at November 30, 2004. This was due to the decrease in the price of bonds yielding higher interest rates. As these bonds approach their redemption or call date their market price decreases. There was not a substantial change in the level of interest rates from the beginning to the end of 2004. Shorter term interest rates did increase during the last half of the year, but longer term rates declined very slightly from the beginning of the year.

      As was reported in my letter to shareholders accompanying the May 31, 2004 semi-annual report, Ethel Cooper, Chairperson of the Board of Directors died in June 2004. The board then elected her son Dr. Alan Cooper as successor and added Martha Marsh as Director. Martha Marsh is Dr. Alan Cooper's sister. The board now consists of five directors.

      At the meeting on November 29, 2004 the board discussed the problems facing Tep Fund, Inc. as a very small closed-end bond fund. Issues included increased regulations governing registered investment companies. These will necessitate substantially increased costs in terms of both expenses and increased time and labor of the management company. Both the company's attorneys and accountants have stated their fees will increase. In addition I advised the board that I am 78 and within two years will wish to discontinue managing the fund. The directors also thought that the additional time and increased responsibilities required on their part in the new regulatory environment made it undesirable for them to continue serving as directors for an extended period of time despite the doubling of their annual fees to $4000 per year. The board concluded that Tep Fund, Inc. should intensify its efforts to merge into a larger bond fund with similar investment objectives.

      The Tep Fund, Inc. received a letter of comment from the S.E.C. with respects to its 2003 Annual Report and its 2004 Semi-Annual Report. The letter primarily concerned labelling and presentation, but no errors were found in the financial figures presented in the report. Tep was deficient in not providing certain ratios and turnover figures now incorporated in the "Financial Highlights" report page and the auditors failed to cover this schedule in their opinion letter. The accompanying report presents this information in the format required by the S.E.C. Tep will be refilling the "Financial Highlights" section and the auditors opinion letter included in the November 30, 2003 financial report.

      The management of Tep Fund continues its policy of investing in only high quality municipal bonds, diversified by issuer and maturity. Our primary objectives are the safety of the Fund's assets. The board at its meeting at the end of November 2004 after discussion believed that interest rates probably would rise in 2005 and therefore cash that became available should be re-invested in very short term obligations. This process was begun in last quarter of this past year. Tep Fund began buying variable rate auction notes. For the most part in late 2004 these notes renewed every 35 days and yielded 1.60% to 1.70% federal tax free. They are backed by bonds rated A or better, but since they are insured they carry a triple A rating. Tep will probably increase its portfolio of such notes in 2005.

      The Board of Directors joins me in wishing you all a happy, healthy, and prosperous 2005.

                                               Sincerely,


                                               /s/ Stephen Tabb

                                               Stephen Tabb
                                               President

                   PERCENTAGE OF 2004 INTEREST INCOME BY STATE

--------------------------------------------------------------------------------
California                                                                3.14%

Florida                                                                   7.32%

Illinois                                                                  3.85%

Indiana                                                                   1.16%

Iowa                                                                      2.22%

Louisiana                                                                 1.12%

Massachusetts                                                             6.61%

North Carolina                                                            2.11%


New Hampshire                                                             0.12%

New Jersey                                                                5.54%

New Mexico                                                                0.73%

New York                                                                 28.26%

Ohio                                                                      7.80%

Pennsylvania                                                              5.36%

South Carolina                                                            1.72%

Texas                                                                    10.02%

Utah                                                                      2.75%

Washington                                                                4.78%

Wisconsin                                                                 5.08%

Wyoming                                                                   2.61%
                                                                        ------

TOTAL                                                                   102.30%

*Less Tax-Free in N.Y. & N. J. *                                         (2.30)
                                                                        ------

NET TOTAL                                                                  100%
                                                                        ------
--------------------------------------------------------------------------------

* Port Authority Bonds of New York & New Jersey are Tax-Free in both states

                                                            [LOGO] J.H. COHN LLP
                                          Your Source for Business Solutions(TM)

             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
TEP Fund, Inc.

We have audited the accompanying statements of assets and liabilities of TEP Fund, Inc., as of November 30, 2004 and 2003, the schedule of investments as of November 30, 2004, and the related statements of operations, changes in net assets and financial highlights for the years then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TEP Fund, Inc. as of November 30, 2004 and 2003, and its results of operations, changes in net assets and financial highlights for the years then ended, in conformity with accounting principles generally accepted in the United States of America.

We did not audit the financial highlights of TEP Fund, Inc. for any period prior to the year ended November 30, 2003 and, accordingly, we express no opinion or other assurance thereon.


/s/ J.H. Cohn LLP

Roseland, New Jersey
January 6, 2005

                                 TEP FUND, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                           NOVEMBER 30, 2004 AND 2003

                                                              2004          2003
                                                          -----------   -----------

             ASSETS

INVESTMENTS AT MARKET VALUE                               $11,986,718   $12,185,500
             (AMORTIZED COST $11,449,937 AND
             $11,472,644 AT NOVEMBER 30, 2004 AND 2003)
CASH                                                            3,644         1,826

ACCRUED INTEREST RECEIVABLE                                   155,426       168,930

PREPAID INSURANCE                                               1,725         1,725
                                                          -----------   -----------

             TOTAL ASSETS                                  12,147,513    12,357,981
                                                          -----------   -----------

             LIABILITIES

ACCRUED EXPENSES                                               11,308         9,575

DUE TO FUND ADVISOR                                            10,100        10,250
                                                          -----------   -----------

             TOTAL LIABILITIES                                 21,408        19,825
                                                          -----------   -----------

NET ASSETS                                                $12,126,105   $12,338,156
                                                          ===========   ===========

             NET ASSETS CONSIST OF:

NET CAPITAL PAID FOR SHARES OF STOCK                      $11,319,262   $11,319,262
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME               270,062       306,041
NET UNREALIZED APPRECIATION ON INVESTMENTS                    536,781       712,853
                                                          -----------   -----------

                                                          $12,126,105   $12,338,156
                                                          ===========   ===========

             SHARES OUTSTANDING                               627,459       627,459

             SHARES AUTHORIZED                              3,000,000     3,000,000

             NET ASSET VALUE PER SHARE                    $     19.33   $     19.66

See Notes to Financial Statements.

                                 TEP FUND, INC.
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED NOVEMBER 30, 2004 AND 2003

                                                            2004          2003
                                                         ---------     ---------

INVESTMENT INCOME:
    TAX-EXEMPT INTEREST (NOTE 1)                         $ 513,262     $ 577,074
                                                         ---------     ---------

EXPENSES:
    CUSTODIAN FEES                                           6,000         6,000
    DIRECTORS' FEES                                          6,000         6,000
    LEGAL FEES                                               1,740            --
    ACCOUNTING FEES                                         15,500        14,100
    REGISTRAR & TRANSFER                                     4,602         5,023
    INSURANCE                                                1,725         1,500
    NSAR, REPORTS, MISC.                                     1,410           751
    FRANCHISE TAXES                                            455           455
    INVESTMENT ADVISORY FEES (NOTE 2)                       30,333        30,842
                                                         ---------     ---------

            TOTAL EXPENSES                                  67,765        64,671
                                                         ---------     ---------

NET INVESTMENT INCOME                                      445,497       512,403
                                                         ---------     ---------

REALIZED GAIN FROM SECURITY TRANSACTIONS
    (NOTE 3)                                                 7,942        21,950
                                                         ---------     ---------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 1):
      BEGINNING OF YEAR                                    712,853       635,272
      END OF YEAR                                          536,781       712,853
                                                         ---------     ---------

INCREASE (DECREASE) IN UNREALIZED
     APPRECIATION ON INVESTMENTS                          (176,072)       77,581
                                                         ---------     ---------

NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                           $ 277,367     $ 611,934
                                                         =========     =========

See Notes to Financial Statements.

                                 TEP FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED NOVEMBER 30, 2004 AND 2003

                                                        2004            2003
                                                    ------------    ------------

INCREASE IN NET ASSETS - OPERATIONS:

    NET INVESTMENT INCOME                           $    445,497    $    512,403

    REALIZED GAIN FROM SECURITY
    TRANSACTIONS                                           7,942          21,950

    INCREASE (DECREASE) IN UNREALIZED
      APPRECIATION ON INVESTMENTS
                                                        (176,072)         77,581
                                                    ------------    ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                            277,367         611,934
                                                    ------------    ------------

DIVIDENDS PAID TO SHAREHOLDERS ($0.78 PER SHARE
      FOR 2004 AND $0.89 FOR 2003)
    NET INVESTMENT INCOME                                481,476         536,489
    NET REALIZED GAIN                                      7,942          21,950
                                                    ------------    ------------
    TOTAL DISTRIBUTIONS                                  489,418         558,439
                                                    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS                   (212,051)         53,495

NET ASSETS:

    AT BEGINNING OF YEAR
                                                      12,338,156      12,284,661
                                                    ------------    ------------

    AT END OF YEAR (INCLUDES UNDISTRIBUTED
    INVESTMENT INCOME OF $270,062 IN 2004
    AND $306,041 IN 2003)                           $ 12,126,105    $ 12,338,156
                                                    ============    ============


See Notes to Financial Statements.

                                 TEP FUND, INC.
                              FINANCIAL HIGHLIGHTS

     SELECTED DATA AND RATIOS (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                              --------     --------    --------    --------    --------
                                                2004         2003        2002        2001        2000
                                              --------     --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF YEAR            $  19.66     $  19.57    $  19.49    $  19.15    $  19.11

INCOME FROM INVESTMENT OPERATIONS
    NET INVESTMENT INCOME                         0.71         0.82        0.89        0.93        0.96
    NET REALIZED AND UNREALIZED GAIN (LOSS)      (0.27)        0.16        0.10        0.40        0.13
                                              --------     --------    --------    --------    --------
TOTAL INVESTMENT OPERATIONS                       0.44         0.98        0.99        1.33        1.09
                                              --------     --------    --------    --------    --------

DIVIDENDS TO SHAREHOLDERS FROM
    NET INVESTMENT INCOME                         0.76         0.86        0.91        0.97        1.02
    NET REALIZED GAIN                             0.01         0.03          --        0.02        0.03
                                              --------     --------    --------    --------    --------
TOTAL DISTRIBUTIONS                               0.77         0.89        0.91        0.99        1.05
                                              --------     --------    --------    --------    --------

NET ASSET VALUE END OF YEAR                   $  19.33     $  19.66    $  19.57    $  19.49    $  19.15
                                              ========     ========    ========    ========    ========

TOTAL RETURN                                       2.2%         5.0%        5.1%        6.9%        5.7%

RATIOS/SUPPLEMENTAL DATA
RATIO TO AVERAGE NET ASSETS
    EXPENSES                                      0.55%        0.53%       0.50%       0.49%       0.50%
    NET INVESTMENT INCOME                         3.64%        4.16%       4.55%       4.82%       5.03%
PORTFOLIO TURNOVER RATIO                           8.2%        17.9%        8.0%       14.2%        5.1%

THE SHARES OF TEP FUND INC. DO NOT READILY TRADE AND THERE IS NO REGULAR MARKET FOR THE STOCK. THEREFORE NO YEAR END MARKET VALUES WERE SHOWN.

                                 Tep Fund, Inc.
                          Notes to Financial Statements
                           November 30, 2004 and 2003

NOTE 1- SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

      The Tep Fund, Inc. (the "Fund") is a diversified closed-end registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory
Services, Inc., serves as the Fund's investment advisor. The prior CPA firm (auditors) resigned the account on May 28, 2003 because they did not have sufficient partners to provide for the required rotation required under the Sarbanes-Oxley Act. The Board of Directors then engaged the firm of J.H. Cohn LLP as auditors and for preparation of the Fund's tax returns. They were not engaged to perform any other services.

      A. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

            (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent market prices. If any situation arises that no market value is available the fair value will be determined by the Board of Directors.

            (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

            All securities owned by the Fund are held in a custodian account at Citibank, N.A.

            (iii) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

                                 Tep Fund, Inc.
                          Notes to Financial Statements
                           November 30, 2004 and 2003

NOTE 1 (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

            (iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax is required, except for a provision for capital gains taxes if the capital gains are not distributed to shareholders. Long-term capital gains realized during the years ended November 30, 2004 and 2003 were $7,942 and $21,950 respectively. Such realized long-term capital gains were included in the dividends reportable by shareholders during the years ended November 30, 2004 ($.012 per share) and November 30, 2003 ($.035 per share) (See note 3). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $536,781 and $712,853 at November 30, 2004 and November 30, 2003, respectively.

            (v) Certain accounts in the 2003 financial statements have been reclassified to conform to the 2004 presentation.

            (vi) Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

      B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Short-term funds are invested in Citibank's Tax Free Reserve Fund and in short-term auction notes. The Fund will not invest more than 15% of its assets in uninsured industrial development bonds, and does not purchase the securities of any issuer except securities guaranteed by the United States government, its agencies or instrumentalities if as a result thereof more than 5% of its total assets would be invested in the securities of such issuer or if the Fund would own more than 5% of any class of the issuer's outstanding securities.

                                 Tep Fund, Inc.
                          Notes To Financial Statements
                           November 30, 2004 and 2003

NOTE 2- INVESTMENT ADVISORY FEE

      Under the terms of a contract renewed for the year ended May 31, 2004, the Fund paid Capital Builders Advisory Services, Inc. an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets. The contract was renewed for the year ending May 31, 2005.

NOTE 3- PURCHASE AND SALES OF SECURITIES

      For the years ended November 30, 2004 and 2003, the Fund made purchases of tax-exempt securities at a cost of $1,847,582 and $2,399,805 respectively.

      The Fund had redemptions and sales of tax-exempt securities of $1,236,500 in 2004 and $2,930,800 in 2003. The amortized cost of these securities was $1,228,558 and $2,908,850 respectively, resulting in realized gains in 2004 of $7,942 and $21,950 in 2003.

NOTE 4- COMMON STOCK

      The Fund is authorized to issue 3,000,000 shares of common stock with a par value of $.10 per share. At November 30, 2004 and 2003 there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the two years ended November 30, 2004 and 2003.

NOTE 5- DIVIDENDS PAID FOR YEAR ENDED NOVEMBER 30, 2004

      On November 29, 2004 the Board of Directors declared a $.35 per share dividend, to be paid on January 21, 2005 to shareholders of record on December 20, 2004. On May 26, 2004 the Board of Directors declared a dividend of $.37 per share to shareholders of record on June 18, 2004 to be paid on July 22, 2004. Dividends for the year ended November 30, 2004 therefore totaled $.72 per share of which $.0125 per share represented net realized gains and the balance was federal tax-free interest income. Dividends for the year ended November 30, 2003 of $.85 of which $0.035 per share was from capital gains and the balance from federal tax-free investment income. They were paid $.44 on July 22, 2003 and $.41 on January 21, 2004. Dividends of $.77 for 2004 and $.89 for 2003 shown under "Financial Highlights" are different because the second dividend each year ending November 30th is paid in January of the following year.

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2004

   % OF                                              RATE       MATURITY         FACE         AMORTIZED        MARKET
  TOTAL     MUNICIPAL BONDS                           (%)         DATE          AMOUNT          COST            VALUE
----------------------------------------------------------------------------------------------------------------------
    2.57%   CALIFORNIA

            LOS ANGELES DEPT WATER & POWER           4.000       7/1/2016      $ 200,000      $ 200,000      $ 199,628
            WATERWORKS
            CALLABLE 07/01/2013 @ 100
            MBIA INSURED
            RATED AAA/Aaa

            LOS ANGELES COMMUNITY REDEV AGY          6.450       7/1/2017      $ 110,000      $ 111,742      $ 111,663
            HSG RFOC SER A
            CALLABLE 07/01/2005 @ 101
            AMBAC INSURED
            RATED AAA/Aaa
                                                                               ---------------------------------------
            TOTAL CALIFORNIA                                                   $ 310,000      $ 311,742      $ 311,291

    2.06%   CONNECTICUT

            STATE CAP APPREC-COLLEGE SVGS            0.000      12/1/2004      $ 250,000      $ 250,000      $ 250,000
            PLAN-A BOUGHT AT DISCOUNT
            NON CALLABLE
            RATED AA/Aa3

                                                                               ---------------------------------------
            TOTAL CONNECTICUT                                                  $ 250,000      $ 250,000      $ 250,000

    5.74%   FLORIDA

            BOARD OF EDUCATION CAPITAL               5.875       6/1/2020      $ 250,000      $ 257,981      $ 257,255
            OUTLAY
            PREREFUNDED 06/01/2005 @ 101
            RATED AAA/Aaa

            BOARD OF EDUCATION CAPITAL               4.875       1/1/2011      $ 150,000      $ 152,444      $ 155,060
            OUTLAY SER A
            CALLABLE 01/01/2006 @ 101 AND
            01/01/2007 @ 100
            RATED AA+/Aa2

            BOARD OF EDUCATION CAPITAL               6.000       6/1/2021      $ 250,000      $ 250,000      $ 283,822
            OUTLAY PUB ED SER C
            CALLABLE 06/01/2010 @ 101 AND
            06/01/2011 @ 100
            FGIC INSURED
            RATED AAA/Aaa

                                                                               ---------------------------------------
            TOTAL FLORIDA                                                      $ 650,000      $ 660,425      $ 696,137

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2004

   % OF                                              RATE       MATURITY         FACE         AMORTIZED        MARKET
  TOTAL     MUNICIPAL BONDS                           (%)         DATE          AMOUNT          COST            VALUE
-----------------------------------------------------------------------------------------------------------------------
     3.23%  ILLINOIS

            STATE GENERAL OBLIGATION                  5.125       3/1/2011      $ 115,000      $ 114,550      $ 125,233
            CALLABLE 03/01/2009 @ 101
            FGIC INSURED
            RATED AAA/Aaa

            STATE GENERAL OBLIGATION                  5.750       5/1/2017      $ 250,000      $ 247,548      $ 265,873
            CALLABLE 05/01/2006 @ 102
            MBIA INSURED
            RATED AAA/Aaa
                                                                                ---------------------------------------
            TOTAL ILLINOIS                                                      $ 365,000      $ 362,098      $ 391,105

     0.59%  INDIANA

            STATE HOUSING AUTH SINGLE FAMILY          5.150       7/1/2017      $  70,000      $  70,232      $  71,921
            MTGE REV SER D
            CALLABLE 01/01/2009 @ 101
            GNMA BACKED
            RATED NR/Aaa
                                                                                ---------------------------------------
            TOTAL INDIANA                                                       $  70,000      $  70,232      $  71,921

     2.50%  IOWA

            FIN AUTHORITY SINGLE FAMILY REV           3.000       7/1/2008      $ 140,000      $ 140,000      $ 141,040
            NON-CALLABLE
            RATED AAA/Aaa

            HIGHER ED LN AUTH REV                     5.125      10/1/2019      $ 150,000      $ 150,320      $ 161,816
            CALLABLE 10/01/2008 @ 101
            MBIA INSURED
            RATED AAA/Aaa
                                                                                ---------------------------------------
            TOTAL IOWA                                                          $ 290,000      $ 290,320      $ 302,856

     6.34%  MASSACHUSETTS

            STATE GENERAL OBLIGATION REF SER          4.000      10/1/2016      $ 250,000      $ 249,243      $ 247,433
            NON-CALLABLE
            MBI INSURED
            RATED AA-/Aa2

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2004

   % OF                                              RATE       MATURITY         FACE         AMORTIZED        MARKET
  TOTAL     MUNICIPAL BONDS                           (%)         DATE          AMOUNT          COST            VALUE
---------------------------------------------------------------------------------------------------------------------
            DEUTSCHES ALTENHEIM NURSING             5.050      10/1/2019      $ 235,000      $ 234,413      $ 251,697
            HOME BOSTON MASS REV SER C
            CALLABLE 10/01/2008 @ 102
            FHA INSURED
            RATED AAA/NR

            BOSTON INDUSTRIAL DEVELOPMENT           5.900       2/1/2022      $ 250,000      $ 251,362      $ 269,080
            FINANCE AUTH SER A
            CALLABLE 02/01/2007 @ 102
            FHA INSURED
            RATED AAA/NR
                                                                              ---------------------------------------
            TOTAL MASSACHUSETTS                                               $ 735,000      $ 735,017      $ 768,209

    3.13%   NEW JERSEY

            STATE CERTIFICATE OF                    5.000      6/15/2014      $ 250,000      $ 249,375      $ 277,390
            PARTICIPATION SER A
            CALLABLE 06/15/2007 @ 100
            RATED AAA/Aaa

            WATCHUNG HILL SCHOOL DISTRICT           4.250      1/15/2015      $ 100,000      $ 101,673      $ 102,462
            CALLABLE 01/15/2013 @ 100
            FGIC INSURED
            RATED AAA/Aaa
                                                                              ---------------------------------------
            TOTAL NEW JERSEY                                                  $ 350,000      $ 351,048      $ 379,852

    0.83%   NEW MEXICO

            MORTGAGE FINANCE AUTHORITY              4.000       3/1/2013      $ 100,000      $ 100,000      $ 100,658
            CALLABLE 09/01/2012 @ 100
            RATED AAA/Aaa
                                                                              ---------------------------------------
            TOTAL NEW MEXICO                                                  $ 100,000      $ 100,000      $ 100,658

   30.79%   NEW YORK

            STATE MED CARE FAC SER A                6.600      2/15/2009      $ 500,000      $ 498,825      $ 514,680
            PREREFUNDED 02/15/2005 @ 102
            AMBAC INSURED
            RATED AAA/Aaa

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2004

   % OF                                              RATE         MATURITY          FACE         AMORTIZED        MARKET
  TOTAL     MUNICIPAL BONDS                           (%)           DATE           AMOUNT          COST            VALUE
---------------------------------------------------------------------------------------------------------------------------
            NEW YORK STATE TWY AUTH ST PERS           2.000       3/15/2007      $  250,000      $  249,820      $  246,883
            INCOME TAX REV
            NON-CALLABLE
            RATED AA/A1

            EAST ROCHESTER HSG AUTH REV               2.750      12/20/2007      $  300,000      $  298,176      $  301,395
            NON-CALLABLE
            RATED AAA/NR

            STATE DORM AUTH REV HOSP-INSD-            4.200       8/15/2014      $  200,000      $  200,000      $  204,342
            MTG-KALEIDA HEALTH
            CALLABLE 02/15/2014 @ 100
            FHA INSURED
            RATED AAA

            STATE MED CARE FACILITIES                 5.750       8/15/2019      $   70,000      $   70,000      $   77,202
            PREREFUNDED 02/15/2008 @ 100
            FHA INSURED
            RATED AAA/Aa2

            STATE GENERAL OBLIGATION                  4.000       3/15/2012      $  250,000      $  253,060      $  258,615
            NON-CALLABLE
            FSA INSURED
            RATED AAA/Aaa

            STATE GENERAL OBLIGATION                  5.000       7/15/2014      $  250,000      $  249,250      $  266,590
            CALLABLE 07/15/2008 @ 101
            AMBAC INSURED
            RATED AAA/Aaa

            STATE THRUWAY AUTHORITY HWY               5.000        4/1/2015      $  250,000      $  246,875      $  263,415
            AND BRDG-SER A
            CALLABLE 04/01/2008 @ 101
            FGIC INSURED
            RATED AAA/Aaa

            NEW YORK CITY MUN WTR FINANCE             4.500       6/15/2016      $  100,000      $  103,460      $  103,493
            AUTH WTR & SWR SYS REV SER A
            CALLABLE 06/15/2012 @ 100
            RATED AA/Aa2

            NASSAU COUNTY INTERIM FIN AUTH            1.650      11/15/2016      $  400,000      $  400,000      $  400,000
            VAR-SALES TAX SER G AMBAC INS            CHANGES      OPTIONAL
            CALLABLE                                 MONTHLY TENDER 35 DAYS
            RATED AAA/Aaa

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2004

   % OF                                              RATE         MATURITY          FACE         AMORTIZED        MARKET
  TOTAL     MUNICIPAL BONDS                           (%)           DATE           AMOUNT          COST            VALUE
-------------------------------------------------------------------------------------------------------------------------
            STATE DORM AUTHORITY ST                 5.350        8/1/2017      $  240,000      $  240,000      $  256,337
            BARNABAS HOSPITAL
            CALLABLE 08/01/2007 @ 101
            AMBAC INSURED
            RATED AAA/Aaa

            STATE DORM AUTH REVS HIGHLAND           5.350        8/1/2017      $  300,000      $  300,600      $  324,282
            HOSP ROCHESTER
            CALLABLE 02/01/2008 @ 102
            FHA & MBIA INSURED
            RATED AAA/Aaa

            ALBANY, NY                              5.375        9/1/2018      $  100,000      $   99,711      $  110,251
            CALLABLE 09/01/2010 @ 102
            FGIC INSURED
            RATED AAA/Aaa

            PORT AUTH NY & NJ CONS                  5.000      10/15/2020      $  250,000      $  250,000      $  265,533
            125TH SER
            CALLABLE 04/15/2012 @ 101
            FSA INSURED
            RATED AAA/Aaa

            STATE ENVIRONMENTAL CLEAN               4.500       6/15/2021      $  140,000      $  139,304      $  141,107
            WATER & DRINKING
            CALLABLE 06/15/2013 @ 100
            RATED AAA/Aaa
                                                                               ------------------------------------------
            TOTAL NEW YORK                                                     $3,600,000      $3,599,081      $3,734,122

    2.11%   NORTH CAROLINA

            MED CARE COMMON REF                     4.500        4/1/2017      $  250,000      $  249,375      $  255,530
            CALLABLE 10/01/2013 @ 100
            FHA / FSA INSURSED
            RATED AAA/Aaa
                                                                               ------------------------------------------
            TOTAL NORTH CAROLINA                                               $  250,000      $  249,375      $  255,530

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2004

   % OF                                                     RATE        MATURITY          FACE         AMORTIZED        MARKET
  TOTAL     MUNICIPAL BONDS                                  (%)          DATE           AMOUNT          COST            VALUE
----------------------------------------------------------------------------------------------------------------------------------
    5.90%   OHIO

            STATE GENERAL OBLIGATION                        6.650        9/1/2009      $  500,000      $  503,529      $  549,745
            INFRASTRUCTURE IMPROVEMENT
            NON-CALLABLE
            SINKING FUND 09/01/2005
            RATED AA+/Aa1

            FRANKLIN COUNTY HEALTH CARE                     6.150      12/20/2019      $  150,000      $  150,741      $  165,229
            CALLABLE 12/20/2009 @ 103
            GNMA COLL
            RATED NR/Aaa
                                                                                       ------------------------------------------
            TOTAL OHIO                                                                 $  650,000      $  654,270      $  714,974

    6.97%   PENNSYLVANIA

            STATE TPK COMN                                  3.950       7/15/2008      $  250,000      $  249,543      $  261,220
            NON-CALLABLE
            AMBAC INSURED
            RATED AAA/Aaa

            STATE REF & PROJ-FIRST SER                      4.000        2/1/2016      $  250,000      $  250,000      $  248,653
            CALLABLE 02/01/2014 @ 100
            MBIA INSURED
            RATED AAA/Aaa

            STATE GENERAL OBLIGATION SECOND                 5.750       10/1/2017      $  100,000      $  100,000      $  113,862
            SER
            CALLABLE 10/01/2009 @ 101
            MBIA INSURED
            RATED AAA/Aaa

            PHILADELPHIA PA AUTH FOR INDL DEV               5.300        2/1/2022      $  200,000      $  197,502      $  220,998
            REV RFDG
            CALLABLE 02/01/2008 @ 102
            SKG FD BEG 02/01/08 AVG LIFE 07/03/16
            FHA INSURED
            RATED NR/Aa2
                                                                                       ------------------------------------------
            TOTAL PENNSYLVANIA                                                         $  800,000      $  797,045      $  844,732

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2004

   % OF                                              RATE         MATURITY          FACE         AMORTIZED        MARKET
  TOTAL     MUNICIPAL BONDS                           (%)           DATE           AMOUNT          COST            VALUE
------------------------------------------------------------------------------------------------------------------------
    2.12%   SOUTH CAROLINA

            STATE CAP IMPT SER B                    3.750         8/1/2008      $250,000       $251,041         $256,748
            CALLABLE 08/01/2005 @ 102
            RATED AAA/Aaa
                                                                                ----------------------------------------
            TOTAL SOUTH CAROLINA                                                $250,000       $251,041         $256,748

    6.62%   TEXAS

            STATE PUBLIC FINANCE AUTHORITY          6.000        10/1/2005      $125,000       $125,000         $129,018
            SER 1992 A
            NON-CALLABLE
            RATED AA/Aa1

            STATE GENERAL OBLIGATION                6.000        10/1/2006      $150,000       $148,598         $160,013
            NON-CALLABLE
            RATED AA/Aa1

            STATE GENERAL OBLIGATION WATER          5.250         8/1/2012      $225,000       $225,000         $243,232
            FINANCIAL ASSISTANCE SER C
            CALLABLE 08/01/2008 @ 100
            RATED AA/Aa1

            EL PASO WATER & SEWER REV               5.500         3/1/2019      $250,000       $249,123         $270,637
            CALLABLE 03/01/2010 @ 100
            FSA INSURED
            RATED AAA/Aaa
                                                                                ----------------------------------------
            TOTAL TEXAS                                                         $750,000       $747,720         $802,899

    2.46%   UTAH

            STATE HSG FIN AGY SINGLE FAM MTG        4.100         7/1/2007      $ 80,000       $ 80,000         $ 82,727
            SR ISSUE F-1
            NON-CALLABLE
            RATED AAA/Aaa

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2004

   % OF                                              RATE         MATURITY          FACE         AMORTIZED        MARKET
  TOTAL     MUNICIPAL BONDS                           (%)           DATE           AMOUNT          COST            VALUE
---------------------------------------------------------------------------------------------------------------------------

            INTERMOUNTAIN POWER AGENCY                   5.000      7/1/2021      $215,000      $198,043      $214,987
            POWER SUPPLY REV SKG FD
            ESCROWED TO MATURITY (US GOVTS)
            CONTINUOUSLY CALLABLE
            RATED A+/A1
                                                                                  ------------------------------------
            TOTAL UTAH                                                            $295,000      $278,043      $297,714

    8.16%   WASHINGTON

            STATE GENERAL OBLIGATION SER B               5.500      5/1/2010      $150,000      $150,524      $167,171
            NON-CALLABLE
            RATED AA+/Aa1

            STATE HSG FIN COMMN SINGLE-FAM               3.550      6/1/2012      $200,000      $200,000      $196,894
            NON-CALLABLE
            GNMA/FNMA INSURED
            RATED Aaa

            ENERGY NORTHWEST ELEC WASH REV               1.750      7/1/2018      $300,000      $300,000      $300,000
            REF-PJ CALLABLE                            CHANGES      OPTIONAL
            RATED AAA/Aaa                              MONTHLY TENDER 35 DAYS

            STATE VAR PURP SER 02 A                      5.000      7/1/2018      $205,000      $203,180      $215,658
            CALLABLE 07/01/2011 @ 100
            FSA INSURED
            RATED AAA/Aaa

            STATE MOTOR VEHICLE SER B                    5.625      7/1/2020      $100,000      $100,059      $109,164
            CALLABLE 07/01/2010 @ 100
            RATED AA+/Aa1
                                                                                  ------------------------------------
            TOTAL WASHINGTON                                                      $955,000      $953,763      $988,886

    4.35%   WISCONSIN

            STATE GENERAL OBLIGATION RFDG                6.100      5/1/2005      $150,000      $150,410      $152,488
            NON-CALLABLE
            RATED AA-/Aa3

            STATE GENERAL OBLIGATION SER A               5.000      5/1/2009      $250,000      $250,000      $260,025
            PREREFUNDED 05/01/2006 @ 100
            RATED AA-/Aaa

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2004

   % OF                                              RATE         MATURITY          FACE         AMORTIZED        MARKET
  TOTAL     MUNICIPAL BONDS                           (%)           DATE           AMOUNT          COST            VALUE
---------------------------------------------------------------------------------------------------------------------------
            STATE GENERAL OBLIGATION SER C          6.000         5/1/2019     $   100,000     $    99,768     $   114,556
            CALLABLE 05/01/2010 @ 100
            RATED AA-/Aa3
                                                                               -------------------------------------------
            TOTAL WISCONSIN                                                    $   500,000     $   500,178     $   527,069

    1.67%   WYOMING

            COMMUNITY DEVELOPMENT                   3.850       12/1/2011      $   200,000     $   198,652     $   202,128
            AUTHORITY HOUSING REV SER 7
            NON-CALLABLE
            RATED AA/Aa2
                                                                               -------------------------------------------
            TOTAL WYOMING                                                      $   200,000     $   198,652     $   202,128

                                                                               -------------------------------------------
   98.11%   TOTAL FIXED INCOME SECURITIES                                      $11,370,000     $11,360,050     $11,896,831
                                                                               -------------------------------------------

    0.74%   CITIFUNDS TAX-FREE RESERVES                                                        $    89,887     $    89,887
                                                                                               ---------------------------

   98.85%   TOTAL INVESTMENTS                                                                  $11,449,937     $11,986,718
                                                                                               ---------------------------

    1.15%   OTHER: ASSETS LESS LIABILITIES                                                                     $   139,387
                                                                                                               -----------

  100.00%   TOTAL NET ASSETS                                                                                   $12,126,105
                                                                                                               ===========

                        See Notes to Financial Statements

Management
================================================================================

Alan S. Cooper, MD (59)

Position Held with Fund: Chairman, Since 2004. Director since 1998

Principle Occupation(s) During Past 5 Years: Physician, private practice in family medicine (1982-2004).
--------------------------------------------------------------------------------

Stephen Tabb (78)

Position Held with Fund: President, Since 1988

Principle Occupation(s) During Past 5 Years: Managing Director, Tocqueville Asset Management (2000-present); Capital Builders Advisory Services, Inc., President and Director (1977-present); Jahls Industries, Inc., President and Director (1990-Present)
--------------------------------------------------------------------------------

Kevin McGann (46)

Position Held with Fund: Director and Treasurer, Since 1998

Principle Occupation(s) During Past 5 Years: Partner in CPA firms, Marcum and Kliegman, LLP (2002-present); Partner, Grassi & Co. (2001-2002); Partner, Tabb, Conigliaro & McGann (prior to 2001).
--------------------------------------------------------------------------------

Joel Levy (63)

Position Held with Fund: Director. Since 1984

Principle Occupation(s) During Past 5 Years: JN.Levy, Inc., principle equity trader: trading through Rothchilds Lieberman and Spear Leeds and Kellogg (2002-present); Senior Managing Partner and Co-Founder of CM Equity Partners and Managing Member of CMLS Management, L.P. (1996-2001).
--------------------------------------------------------------------------------

Charles Roden (66)

Position Held with Fund: Director, Since 1988

Principle Occupation(s) During Past 5 Years: Oppenheimer & Co., Senior Vice President (2003-Present); Fahnestock, Senior Vice President (2001-2003); Broker, Josephthal & Co. (2001 and prior).
--------------------------------------------------------------------------------

Martha Marsh (63)

Position Held with Fund: Director, Since 2004

Principle Occupation(s) During Past 5 Years: Retired (2001-present); Chairman & CEO, Renee Fashions LTD. (1994-2001)
--------------------------------------------------------------------------------

ITEM 2.   CODE OF ETHICS.

The Fund has adopted a Code of Ethics. Anyone may request by mail and we will send a free copy.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Tep does not have a special audit committee therefore the entire board is considered the audit committee. Kevin McGann, a practicing CPA and board member has been designated the audit committee financial expert. He is considered independent.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees for years ending November 30, 2004 & November 30, 2003 were $15,000 each year. The only related services rendered was the preparation of the company's Federal, State & City income tax returns. They were estimated to represent about 10% of the $15,000 fees for each year. No other services were rendered by the principal accountants. The board of directors acting also as the audit committee approved the services to be rendered by the accountants at the semi-annual meeting.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund only invests in tax-free bonds that are non-voting.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tep Fund, Inc.
--------------------------------------------------------------------------------


By (Signature and Title)* /s/ Stephen Tabb, President
                          --------------------------------------------

Date  March 2, 2005
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stephen Tabb, President
                          --------------------------------------------

Date  March 2, 2005
     ----------------------

By (Signature and Title)* /s/ Kevin McGann, Treasurer
                          --------------------------------------------


Date  March 2, 2005
     ----------------------

* Print the name and title of each signing officer under his or her signature.